Share-Based Compensation - Schedule of Recorded Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Recorded Stock-Based Compensation Expense [Line Items]
Total stock-based compensation	$ 286	$ 415	$ 1,158	$ 1,531	$ 1,927	$ 2,305
Research and Development [Member]
Schedule of Recorded Stock-Based Compensation Expense [Line Items]
Total stock-based compensation	4	11	22	62	72	118
General and Administrative [Member]
Schedule of Recorded Stock-Based Compensation Expense [Line Items]
Total stock-based compensation	$ 282	$ 404	$ 1,136	$ 1,469	$ 1,855	$ 2,187